Commitments and Contingencies - Summary of the Purchase Commitments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Purchase Obligation, Fiscal Year Maturity [Abstract]
2021	$ 24,317
2022	8,351
2023	1,351
2024	1,351
2025	1,351
Total	$ 36,721